SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES AT STATUTORY RATE (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Statutory tax rate	29.86%	34.59%	30.62%
Permanent differences	14.91%	10.47%	2.91%
Change in tax rate	(17.75%)	14.50%	(4.94%)
Valuation allowance	(27.02%)	(57.56%)	(28.59%)
Other		(2.00%)
Effective tax rate	0.00%	0.00%	0.00%